PRUDENTIAL TOTAL RETURN BOND FUND, INC.

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

December 23, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Total Return Bond Fund, Inc.
     Registration numbers. 33-55441 and 811-07215

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28, which was filed electronically via EDGAR on December 23, 2010.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary